Consolidated Statements of Operations (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Income Statement [Abstract]
Discontinued Operation, Tax Effect of Discontinued Operation	$ 0.0	$ 0.0	$ 32.3